Summary of Significant Accounting Policies - Foreign Currency Translation (Details) - CAD / $	Dec. 31, 2017	Dec. 31, 2016	Oct. 14, 2016	Oct. 13, 2016
Schedule of Equity Method Investments [Line Items]
Foreign exchange rate (CAD per USD)	1.25	1.34	1.32	1.32
Weighted Average
Schedule of Equity Method Investments [Line Items]
Foreign exchange rate (CAD per USD)	1.30	1.33